Intangible Assets (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Carrying Value	14,524,500.00	14,524,500	$ 11,791,500	$ 3,498,500
Accumulated Amortization	(4,928,583)	(3,385,879)	(1,520,642)	(739,072)
Intangible assets, net	9,595,917	11,138,621	10,270,858	2,759,428
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	5 years
ASC management contracts
Finite-Lived Intangible Assets [Line Items]
Carrying Value		3,498,500
Accumulated Amortization		(1,735,037)
Intangible assets, net		1,763,463
ASC management contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life		6 years
ASC management contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life		8 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years	5 years
Carrying Value	2,027,000
Accumulated Amortization	(748,003)
Intangible assets, net	1,278,997	1,583,256	1,764,167
Physician memberships
Finite-Lived Intangible Assets [Line Items]
Useful Life	7 years	7 years
Carrying Value	6,468,000	6,468,000
Accumulated Amortization	(1,771,000)	(1,078,000)
Intangible assets, net	4,697,000	5,390,000	6,303,833
Trade Names
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years	5 years
Carrying Value	381,000	381,000
Accumulated Amortization	(91,324)	(33,782)
Intangible assets, net	289,676	347,218
Servicing Contracts
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	10 years
Carrying Value	2,150,000	2,150,000
Accumulated Amortization	(257,067)	(95,316)
Intangible assets, net	1,892,933	2,054,684
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Carrying Value		2,027,000
Accumulated Amortization		(443,744)
Intangible assets, net		1,583,256
ASC management contracts
Finite-Lived Intangible Assets [Line Items]
Carrying Value	3,498,500
Accumulated Amortization	(2,061,189)
Intangible assets, net	1,437,311	1,763,463	$ 2,202,858
ASC management contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	6 years
ASC management contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	8 years